Notes on the Consolidated Statements of Operations and Comprehensive Loss - Reconciliation of the effective tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Deferred Tax Asset Receivables And Other Assets	€ 78	€ 202
Deferred Tax Liability Receivables And Other Assets	68	0
Loss before tax	€ (18,764)	€ (3,069)	[1]	€ (7,766)	[1]
Tax rate of the Group in %	30.00%	30.00%		32.00%
Expected tax expense (-) / benefit ()	€ 5,662	€ 926		€ 2,485
Differences in applicable tax rate	(402)	229		(108)
Recognition of previously unrecognized tax losses	4,239	850		573
Current year losses for which no deferred tax is recognized	(5,876)	(1,997)		(2,009)
Share-based compensation arrangements	984	(263)		(139)
Non-deductible expenses for tax purposes	(177)	4		(5)
Taxes from prior years	(1,129)	(604)		(10)
Tax rate changes	0	167		0
Trade tax additions and deductions	(31)	(53)		(29)
Tax Credits	(387)	0		0
Other	(67)	(70)		(38)
Effective tax expense	€ 3,590	€ (811)	[1]	€ 720	[1]

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.